Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies
Finished goods	$ 33,598	$ 33,598	$ 34,730
Total Inventory	$ 33,598	33,598	34,730
Raw materials		$ 0	$ 0